J.P. Morgan Mortgage Trust 2026-HYB2 ABS-15G

Exhibit 99.7

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
305012716	XXXXX		Borrower 1 Citizen	XXX	XXX	Confirmed borrower is Permanent residence.
305012716	XXXXX		Borrower 2 Citizen	XXX	XXX	Confirmed borrower is not XXX